10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 245,702	$ 19,963	$ 22,761
Share issue costs included in Due to Related Parties	71,250	15,000
Share capital recorded	$ 89,625
Share issue costs related to the issue of finder's warrants		$ 11,424	10,097
Share issue costs included in accounts payable and accrued liabilities			$ 20,500